Related Parties - Reorganization Transactions (Details) - Related Parties - USD ($) $ in Millions	Feb. 28, 2022	Oct. 01, 2021
AIGT And Eastgreen
Related Party Transaction [Line Items]
Consideration transferred	$ 107
AIG Bermuda | AIG
Related Party Transaction [Line Items]
Noncontrolling interest ownership percentage		3.50%
AIG Bermuda | Corebridge Entities
Related Party Transaction [Line Items]
Noncontrolling interest ownership percentage		3.00%